Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Dividend income	€ 714	€ 571	€ 488
Financial assets held for trading
Disclosure of financial assets [line items]
Dividend income	522	415	366
Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of financial assets [line items]
Dividend income	71	68	35
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Dividend income	€ 121	€ 88	€ 87